CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (561,479)	$ (1,262,238)	$ 1	$ (1,741,347)	$ (999)			$ (1,954,091)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest earned on marketable securities held in Trust Account	(312,612)		0	(335,924)	0			(6,802)
Change in fair value of over-allotment option liability								61,353
Fair value of forfeited over-allotment option								(17,445)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				200,733	0			(570,528)
Other receivable – related party				(5,000)	0
Accrued expenses and other liabilities				1,194,594	1,000			1,306,281
Income taxes payable				9,909	0
Net cash (used in) provided by operating activities				(677,035)	1			(1,181,232)
Cash Flows from Investing Activities:
Investment of cash in Trust Account								(231,499,860)
Net cash used in investing activities								(231,499,860)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				0	25,000			25,000
Advances from related party				7,086	0
Proceeds from promissory note – related party				400,000	162,637			174,060
Repayment of promissory note – related party								(174,060)
Proceeds from sale of Units, net of underwriting discounts paid								223,517,106
Proceeds from sale of Private Placements Warrants								9,982,754
Payment of offering costs				0	(162,637)			(555,660)
Net cash provided by financing activities				407,086	25,000			232,969,200
Net Change in Cash				(269,949)	25,001			288,108
Cash – Beginning				288,108	0			0
Cash – Ending	18,159	288,108	25,001	18,159	25,001	$ 25,001	$ 288,108	288,108
Non-Cash Investing and Financing Activities:
Initial value of over-allotment option liability								211,034
Elimination of over-allotment option liability								(254,942)
Adjustment of carrying value to initial redemption value								28,232,249
Deferred underwriting fee payable								7,982,754
Forfeiture of Founder Shares								(5)
Offering costs included in accrued offering costs				0	169,054
Remeasurement of Class A common stock to redemption value	34,916			34,916	0
SCHEDULE OF CASH AND RESTRICTED CASH
Cash	18,159	288,108		18,159			288,108	288,108
Branded Online Inc dba Nogin [Member]
Cash Flows from Operating Activities:
Net loss				(20,915,000)		2,325,000	(65,000)		$ (1,140,000)	$ 0
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization				420,000		240,000	520,000		415,000	207,000
Amortization of debt issuance costs and discounts				802,000			137,000
Amortization of contract acquisition costs						333,000	361,000		667,000	623,000
Loss on disposal of assets							74,000
Stock-based compensation				83,000		32,000	53,000		130,000
Deferred income taxes				65,000			1,174,000		0	0
Fair value adjustment on joint ventures				1,982,000		(4,791,000)	(4,937,000)
Fair value adjustment on warrant liability				509,000			(177,000)
Gain on extinguishment of PPP loan payable							(2,266,000)
Fair value adjustment on promissory notes				2,566,000
Settlement of deferred revenue				(1,611,000)
Other				82,000
Changes in operating assets and liabilities:
Accounts receivable				(546,000)		1,111,000	2,050,000		(1,533,000)	(648,000)
Related party receivables				(880,000)			(5,356,000)
Inventory				6,392,000		(3,625,000)	(22,641,000)
Prepaid expenses and other current assets				(2,306,000)		32,000	(1,891,000)		(194,000)	(550,000)
Other non-current assets							(247,000)		11,000	(187,000)
Accounts payable				(12,000)		1,419,000	9,780,000		1,508,000	2,912,000
Due to clients				(555,000)		(9,315,000)	(8,197,000)		504,000	8,002,000
Accrued expenses and other liabilities				(1,139,000)		838,000	10,255,000		1,211,000	(925,000)
Related party payables				1,870,000
Net cash (used in) provided by operating activities				(13,193,000)		(11,401,000)	(21,373,000)		1,579,000	9,434,000
Cash Flows from Investing Activities:
Purchases of property and equipment				(226,000)		(449,000)	(686,000)		(1,578,000)	(124,000)
Purchases of software							(1,103,000)			(38,000)
Investment in unconsolidated affiliate						(1,500,000)	(8,633,000)
Net cash used in investing activities				(226,000)		(1,949,000)	(10,422,000)		(1,578,000)	(162,000)
Cash Flows from Financing Activities:
Proceeds from promissory notes				5,000,000
Proceeds from loan payable							20,000,000		2,266,000
Proceeds from promissory note – related party				1,975,000
Payment of debt issuance costs				(70,000)			(150,000)			75,848,000
Proceeds from line of credit				86,905,000		77,629,000	173,896,000		115,814,000	(75,848,000)
Repayments of line of credit				(82,255,000)		(77,629,000)	(173,548,000)		(115,814,000)	(50,000)
Net cash provided by financing activities				11,555,000		5,000,000	20,198,000		2,266,000	(50,000)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH				(1,864,000)		(8,350,000)	(11,597,000)		2,267,000	9,222,000
Cash – Beginning				4,571,000		16,168,000	16,168,000		13,901,000	4,679,000
Cash – Ending	2,707,000	4,571,000	7,818,000	2,707,000	7,818,000	7,818,000	4,571,000	4,571,000	16,168,000	13,901,000
SUPPLEMENTAL CASH FLOW INFORMATION
Issuance of warrants with debt							738,000
Cash paid for the interest				1,288,000		49,000	444,000		225,000	164,000
Cash paid for taxes				169,000			195,000		9,000	$ 24,000
SCHEDULE OF CASH AND RESTRICTED CASH
Cash	1,207,000	$ 1,071,000	5,818,000	1,207,000	5,818,000	5,818,000	$ 1,071,000	$ 1,071,000	$ 16,168,000
Restricted cash	1,500,000		2,000,000	1,500,000	2,000,000	2,000,000
Total cash and restricted cash	$ 2,707,000		$ 7,818,000	$ 2,707,000	$ 7,818,000	$ 7,818,000